Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Deposits by Banks

	30 June 2019 £m	31 December 2018 £m
Items in the course of transmission	326	262
Deposits held as collateral	3,585	4,058
Other deposits(1)	12,592	13,504

	16,503	17,824

(1)	Includes drawdown from the TFS of £10.8bn (2018: £10.8bn).